FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ / (a)

or fiscal year ending:	12/31/14 (b)

Is this a transition report? (Y/N)	N

Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

	B. File Number:	811-21397

	C. Telephone Number:	(212) 576-7000

2.	A. Street:	51 MADISON AVENUE

	B. City: NEW YORK	C. State: NY	D. Zip Code: 10010	Zip Ext:

	E. Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)				N

4.	Is this the last filing on this form by Registrant? (Y/N)				N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)				N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)				Y
[If answer is “Y” (Yes) complete only items 111 through 132.]

7.	A. Is Registrant a series or multiple portfolio company? (Y/N)				Y
[If answer is “N” (No), go to item 8.]

	B. How many separate series or portfolios did Registrant have at the end of the period?				51

If filing more than one

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For period ending 12/31/14

File number 811-21397

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

Series Number	Series Name	Is this the last filing for this series?
37	MainStay VP Balanced—Service Class	N
1	MainStay VP Bond—Service Class	N
3	MainStay VP Cash Management—Initial Class	N
7	MainStay VP Common Stock—Service Class	N
41	MainStay VP Conservative Allocation—Service Class	N
4	MainStay VP Convertible—Service Class	N
2	MainStay VP Cornerstone Growth—Service Class	N
49	MainStay VP Eagle Small Cap Growth—Initial Class	N
50	MainStay VP Eagle Small Cap Growth—Service Class	N
48	MainStay VP Emerging Markets Equity—Service Class	N
38	MainStay VP Floating Rate—Service Class	N
6	MainStay VP Government—Service Class	N
42	MainStay VP Growth Allocation—Service Class	N
8	MainStay VP High Yield Corporate Bond—Service Class	N
17	MainStay VP ICAP Select Equity—Service Class	N
14	MainStay VP Income Builder—Service Class	N
10	MainStay VP International Equity—Service Class	N
51	MainStay VP Janus Balanced—Initial Class	N
52	MainStay VP Janus Balanced—Service Class	N
18	MainStay VP Large Cap Growth—Service Class	N
57	MainStay VP Marketfield—Service Class	N
53	MainStay VP MFS® Utilities—Service Class	N
11	MainStay VP Mid Cap Core—Service Class	N
43	MainStay VP Moderate Allocation—Service Class	N
44	MainStay VP Moderate Growth Allocation—Service Class	N
54	MainStay VP PIMCO Real Return—Service Class	N
9	MainStay VP S&P 500 Index—Service Class	N
55	MainStay VP T. Rowe Price Equity Income—Service Class	N
46	MainStay VP Unconstrained Bond—Service Class	N
19	MainStay VP U.S. Small Cap—Service Class	N

56	MainStay VP Van Eck Global Hard Assets—Initial Class	N
60	American Funds IS® New World Fund®—Class 4	N
47	BlackRock® Global Allocation V.I. Fund—Class III	N
61	BlackRock® High Yield V.I. Fund—Class III	N
36	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	N
22	Dreyfus IP Technology Growth Portfolio—Service Shares	N
23	Fidelity® VIP Contrafund® Portfolio—Service Class 2	N
24	Fidelity® VIP Equity-Income Portfolio—Service Class 2	N
62	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	N
25	Fidelity® VIP Mid Cap Portfolio—Service Class 2	N
58	Invesco V.I. American Value Fund—Series II Shares	N
63	Invesco V.I. International Growth Fund—Series II Shares	N
27	Janus Aspen Global Research Portfolio—Service Shares	N
28	MFS® Investors Trust Series—Service Class	N
29	MFS® Research Series—Service Class	N
34	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	N
64	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	N
65	PIMCO VIT Total Return Portfolio—Advisor Class	N
39	Royce Micro-Cap Portfolio—Investment Class	N
59	UIF U.S. Real Estate Portfolio—Class II	N
35	Victory VIF Diversified Stock Fund—Class A Shares	N

If filing more than one

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For period ending 12/31/14

File number 811-21397

UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code	Zip Ext.:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one

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For period ending 12/31/14

File number 811-21397

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

B.	[/]	File Number: 8-

C.	[/]	City:	State	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one

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For period ending 12/31/14

File number 811-21397

116.	Family of investment companies information:

	A.	[/]	Is Registrant part of a family of investment companies? (Y/N)

Y/N

	B.	[/]	Identify the family in 10 letters: ____________________________________

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance company? (Y/N)

(Y/N)

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[/]	Variable annuity contracts? (Y/N)

Y/N

	C.	[/]	Scheduled premium variable life contracts? (Y/N)

Y/N

	D.	[/]	Flexible premium variable life contracts (Y/N)

Y/N

	E.	[/]	Other types of insurance products registered under the Securities Act of 1933? (Y/N)

Y/N

118.	[/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.	[/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.	[/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)

121.	[/]	State the number of series for which a current prospectus was in existence at the end of the period

122.	[/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

If filing more than one

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For period ending 12/31/14

File number 811-21397

123.	[/] State the total value of the additional units considered in answering item 122 ($000’s omitted)	$

124.	[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	$

125.	[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)	$	- 0 -

126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)
A. U.S. Treasury direct issue		$		$

B. U.S. Government agency		$		$

C. State and municipal tax-free		$		$

D. Public utility debt		$		$

E. Brokers or dealers debt or debt of brokers’ or dealers’ parent		$		$

F. All other corporate intermed. & long-term debt		$		$

G. All other corporate short-term debt		$		$

H. Equity securities of brokers or dealers or parents of brokers or dealers		$		$

I. Investment company equity securities		$		$

J. All other equity securities	1		$12,103,376	$

K. Other securities		$		$

L. Total assets of all series of registrant	1		$12,103,376	$

If filing more than one

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For period ending 12/31/14

File number 811-21397

128	[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

Y/N

129	[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

Y/N

130.	[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

Y/N

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$198,337

132.	[/] List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

133.	If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

	A.	Name of the issuer;

	B.	Exchange ticker symbol;

	C.	CUSIP number;

	D.	Total number of shares or, for debt securities, principal amount divested;

E.	Date(s) that the securities were divested;

F.	If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

G.	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

SIGNATURE PAGE

For period ending 12/31/14

File number 811-21397

This report is signed on behalf of the Registrant, NYLIAC Variable Annuity Separate Account–IV, in the City of New York, in the State of New York, on the 18th day of February, 2015.

NYLIAC Variable Annuity Separate Account-IV

By:	/s/ ANDREW F. AMENN
Andrew F. Amenn
Corporate Vice President and Controller

Witness:

/s/ EDWARD MILLAY
Edward Millay
Vice President